Restructuring and Divestiture Costs - Building Products - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and divestiture costs, net	$ 22.4	$ 16.7	$ 10.0
Other long-lived asset impairment charges	2.7	13.0	9.3
Building Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and divestiture costs, net	9.3	4.2	2.8
Severance cost	4.6
Divestiture costs	2.3
2013 Building Products Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and divestiture costs, net	0.1
Severance cost	0.1	1.9
Other long-lived asset impairment charges		0.4
Warranty costs		1.8
2013 Building Products Restructuring Plan [Member] | Building Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and divestiture costs, net		4.1	2.8
Severance cost		1.9	$ 1.0
Divestiture costs		$ 1.8
2015 Building Products Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and divestiture costs, net	9.2
Severance cost	4.5
Divestiture costs	2.3
2015 Building Products Restructuring Plan [Member] | Building Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and divestiture costs, net	9.3
Severance cost	4.6
Other long-lived asset impairment charges	2.4
Divestiture costs	$ 2.3